Leases - Summary of right-of-use assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 41,964,533	$ 43,203,180
Depreciation of the year		(6,212,172)	(6,030,194)
Additions		4,377,944	4,525,365
Cancellations			(337,853)
Impairment		(1,939,194)
Currency translation effect		(349,812)	604,035
Ending balance	$ 2,106,191	37,841,299	41,964,533
Transportation and storage equipment
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		18,135,630	17,568,803
Depreciation of the year		(3,919,059)	(3,724,213)
Additions		2,605,626	4,058,802
Cancellations			(257,031)
Impairment		(1,939,194)
Currency translation effect		(272,833)	489,269
Ending balance		$ 14,610,170	18,135,630
Transportation and storage equipment | Bottom of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	1 year	1 year
Transportation and storage equipment | Top of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	10 years	10 years
Plants
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 13,948,770	15,639,974
Depreciation of the year		(1,691,204)	(1,691,204)
Ending balance		$ 12,257,566	13,948,770
Estimated useful life	14 years	14 years
Drilling equipment
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 5,295,051	5,418,743
Depreciation of the year		(104,448)	(123,692)
Additions		1,436,560
Ending balance		$ 6,627,163	5,295,051
Estimated useful life	10 years	10 years
Rights of use
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 1,416,911	1,496,655
Depreciation of the year		(79,740)	(79,744)
Ending balance		$ 1,337,171	1,416,911
Estimated useful life	23 years	23 years
Port facilities
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 2,623,491	2,620,491
Depreciation of the year		(195,375)	(181,234)
Additions		123,506	119,709
Currency translation effect		(52,917)	64,525
Ending balance		$ 2,498,705	2,623,491
Estimated useful life	20 years	20 years
Buildings
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 58,295	67,246
Depreciation of the year		(43,793)	(31,637)
Additions		146,958	18,430
Cancellations			(3,401)
Currency translation effect		(5,440)	7,657
Ending balance		$ 156,020	58,295
Buildings | Bottom of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	1 year	1 year
Buildings | Top of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	5 years	5 years
Land
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 23,907	20,147
Depreciation of the year		(1,405)	(1,586)
Currency translation effect		(3,530)	5,346
Ending balance		$ 18,972	23,907
Estimated useful life	5 years	5 years
Catalyst
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 184,822	233,131
Depreciation of the year		(89,586)	(85,242)
Currency translation effect		(15,092)	36,933
Ending balance		$ 80,144	184,822
Estimated useful life	5 years	5 years
Machinery and Equipment
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 277,656	137,990
Depreciation of the year		(87,562)	(111,642)
Additions		65,294	328,424
Cancellations			(77,421)
Currency translation effect			305
Ending balance		$ 255,388	$ 277,656
Machinery and Equipment | Bottom of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	1 year	1 year
Machinery and Equipment | Top of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	5 years	5 years